Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
Note 14:	Employee Benefits

First Advantage Bank 401(k) and Profit Sharing Plan

The Bank has a retirement savings 401(k) and profit-sharing plan covering substantially all employees.  Employees may contribute up to 100% of their compensation, up to allowable limits, with the Bank matching up to three percent on a discretionary basis (no required contributions) based on profitability and other factors.  Participants are fully vested in any deferrals and vest in any employer contributions at a rate of 20% per year of service, with full vesting after five years of service.  Employer contributions charged to expense for the years ended December 31, 2011 and 2010, were $110 and $125, respectively.  The plan was established in 2005.

First Advantage Bank Deferred Compensation Plans

The Bank has a nonqualified deferred compensation agreement with certain retired directors ending December 2012.  The charge to expense related to the agreement was $2 for the years ended December 31, 2011 and 2010, respectively.  Deferred compensation payable under this agreement totaled $62 and $136 as of December 31, 2011 and 2010, respectively.

1998 Nonqualified Deferred Compensation Plan

The Bank has a nonqualified deferred compensation plan for certain active and retired directors and certain retired and active officers.  Interest accrues on the deferred amounts at a rate tied to the rate paid by the Bank on one year certificate accounts at the beginning of each plan year.  During the initial public offering, participants were given a one-time option to move from the 1998 Nonqualified Deferred Compensation Plan to the new Nonqualified Deferred Compensation Plan.  All active participants elected the one-time option.  The remaining retired directors and officers are receiving annual payments under the terms of the deferred compensation plan.  The charge to expense for the agreement was $4 and $8 for the years ended December 31, 2011 and 2010, respectively.  Deferred compensation payable for this plan totaled $384 and $467 as of December 31, 2011 and 2010, respectively.

2007 Deferred Incentive Plan

On January 1, 2007, the Bank implemented a nonqualified deferred compensation agreement with certain executive officers, senior management and other key employees.  The agreement provides the Bank will make contributions to the plan that will vest over a three to five year period.  During the initial public offering participants were given a one-time option to move from the 2007 Deferred Incentive Plan to the new Nonqualified Deferred Compensation Plan.  All participants elected to participate in the Nonqualified Deferred Compensation Plan.  The 2007 Deferred Incentive Plan had no participants during the years ended December 31, 2011 and 2010.

Nonqualified Deferred Compensation Plan

Effective October 1, 2007, the Bank implemented a deferral plan with certain directors, executive officers, senior management and other key employees.  The plan allowed participants the option to convert other cash based deferred compensation plan awards to the new Nonqualified Deferred Compensation Plan.  Amounts transferred into the new Nonqualified Deferred Compensation Plan from the Bank's other deferred compensation plans, which were approximately $1,500, were used by the plan to purchase shares of the Company's stock from its initial public offering.  The provision of the conversion was a one-time event for previous plans.  Additionally directors can elect to contribute fees earned to the plan and are 100% vested.  Employees will vest based on the vesting requirements of the 2007 Deferred Incentive Plan.  The charge to expense for this plan was $138 and $197 for 2011 and 2010, respectively.  Purchased stock recorded as a contra equity account was $1,845, or 187,593 shares, and $1,810, or 178,972 shares, as of December 31, 2011 and 2010, respectively, of which $1,600 and $1,085 was 100% vested by participants as of December 31, 2011 and 2010, respectively.  All participants were 100% vested as of December 31, 2011.   At December 31, 2011 there were 23,974 shares available for award under the plan.

	Number of Shares Awarded	Weighted-Average Fair Value

Non-vested stock as of January 1, 2010	81,763	$10.07
Purchased	9,395	11.07
Vested	24,173	10.12
Forfeited	7,750	10.12
Non-vested stock as of December 31, 2010	59,235	10.12
Purchased	8,620	13.18
Vested	56,798	10.26
Forfeited	11,057	10.26
Non-vested stock as of December 31, 2011	-	$-

Total unrecognized compensation cost related to nonvested compensation arrangements purchased under the Plan was $0 and $242 as of December 31, 2011 and 2010, respectively.

The Nonqualified Deferred Compensation Plan provides for fixed payments or a lump sum payment in shares of common stock of the Company after termination from service as defined under Section 409A of the Internal Revenue Code.  The common stock purchased for this Nonqualified Deferred Compensation Plan is maintained in a Rabbi Trust (“Trust”), on behalf of the participants.  The assets of the Trust are subject to the claims of general creditors of the Company.  Dividends payable on the common stock held by the Trust are reinvested in additional shares of common stock of the Company and held in the Trust for the benefit of the participants.  Since the Nonqualified Deferred Compensation Plan does not provide for diversification of the Trust's assets and can only be settled with a fixed number of shares of the Company's common stock, the deferred compensation obligation is classified as a component of shareholders' equity.  Subsequent changes in the fair value of common stock are not reflected in earnings or shareholders' equity of the Company.  The obligations of the Company under the Nonqualified Deferred Compensation Plan, and the shares held by the Trust, have no effect on net income.

Employee Stock Ownership Plan (ESOP)

The Company sponsors a leveraged ESOP that covers substantially all employees who meet certain age and eligibility requirements.  As part of the initial public offering the ESOP purchased 421,174 shares, or approximately 8% of the 5,264,683 shares issued in the offering with the proceeds of a 20-year loan from the Company which is payable in annual installments and bears interest at a rate of 7.5% per annum.

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loan.  The loan is secured by the unallocated shares, which are held in a suspense account, and are allocated among the participants as the loan is repaid.  Cash dividends paid on allocated shares are distributed to the participants and cash dividends paid on unallocated shares are used to repay the outstanding debt of the ESOP.

ESOP shares are held by the plan trustee in a suspense account until allocated to participant accounts.  Shares released from the suspense account are allocated to participants on the basis of their relative compensation in the year of allocation.  Participants become vested in the allocated shares over a period of six years.  Any forfeited shares are allocated to other participants in the same proportion as contributions.  The Bank is obligated at the option of each beneficiary to pay out their vested allocations in either shares or cash upon the beneficiary's termination or after retirement.

As ESOP shares are earned by the participants, the Company recognizes compensation expense equal to the fair value of the earned ESOP shares.  Total compensation expense for the years ended December 31, 2011 and 2010 was $273 and $227, respectively.  The ESOP shares as of December 31, 2011 and 2010 were as follows:

	2011	2010

Allocated shares	93,163	68,898
Repurchased shares of beneficiaries	7,955	2,088
Shares committed to be allocated	26,587	26,353
Unreleased shares	298,809	325,396
Total ESOP shares	410,604	418,559

Fair value of unreleased shares at December 31	$3,848	$3,947

2008 Equity Incentive Plan

The First Advantage Bancorp 2008 Equity Incentive Plan (“the 2008 Plan”) was approved by the Company's stockholders at the annual meeting of stockholders held on June 11, 2008.  Under the terms of the 2008 Plan, the Company may grant stock awards and stock options to its employees, officers and directors.  The purpose of the 2008 Plan is to promote the success of the Company by linking the personal interests of its employees, officers and directors to the interests of the Company's shareholders, and by providing participants with an incentive for remarkable performance.  All of the Company's employees, officers and directors are eligible to participate in the 2008 Plan.  A committee appointed by the Board of Directors of the Company (which consists of at least two independent directors) (the “Committee”) serves as administrator of the 2008 Plan.  The Committee has sole authority to designate participants; determine the type or types of awards to be granted to each participant and the number, terms and conditions of awards; establish, adopt or revise any rules and regulations as it may deem advisable to administer the 2008 Plan; and make all other decisions and determinations that may be required under the 2008 Plan.

The restricted common stock awards vest at a rate of 20% per year from the date of grant.  The fair market value of the stock awards is based on the market price of the company's stock at the date of grant.

There were 55,279 stock options exercised during 2011.  There were no stock option exercises during 2010.  The total intrinsic value of options exercised during the year ended 2011 and 2010 was $126 and -0-, respectively.  The weighted-average grant-date fair value of options granted was $2.34 for 2011 and 2010, respectively. We use shares repurchased under a repurchase program for share issuances upon exercise of options.

Both incentive stock options and non-qualified stock options were granted under the Plan.  The exercise price for each option was equal to the market price of the Company's stock on the date of grant and the maximum term of each option is ten years.  The vesting period for all options is five years from the date of grant.  The Company recognizes compensation expense over the vesting period, based on the grant-date fair value of the options granted.  The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model.

A summary of the activity in the 2008 Plan as of December 31, 2011, is presented in the following table:

		Non-Vested Stock		Stock Options
		Awards Outstanding		Outstanding
			Weighted-		Weighted-
	Shares		Average		Average
	Available	Number	Grant-Date	Number	Exercise
	for Grant	of Shares	Fair Value	of Shares	Price
Balance, December 31, 2010	34,831	120,953	$10.29	502,837	$10.29
Granted	-	-	-	5,000	13.82
Stock options exercised	-	-	-	(55,279)	10.29
Stock awards vested		(29,061)	10.29	-	-
Forfeited	121,687	(33,768)	10.29	(87,919)	10.29
Balance, December 31, 2011	156,518	58,124	$10.29	364,639	$10.29

Other information regarding options outstanding and exercisable as of December 31, 2011, is as follows:

	Options Outstanding			Options Exercisable
Weighted-
Average
		Weighted-	Remaining		Weighted-
		Average	Contractual	Number	Average
	Number	Exercise	Life	of	Exercise
Range of Exercise Prices	of Shares	Price	in Years	Shares	Price
$10.03 - $13.82	364,639	$ 10.34	7.1	213,783	$ 10.28

The fair value of the 2008 Plan stock options granted is estimated on the measurement date, which, for the Company, is the date of grant using the Black-Scholes option-pricing model.  The weighted-average assumptions used to determine the fair value of options granted in 2011 and 2010 are detailed in the table below:

Risk-free interest rate	3.49%
Dividend yield	2.00%
Expected market price volatility	22.07%
Expected life	6.5 Years

The total intrinsic value of vested stock options at December 31, 2011 was $507.  The total intrinsic value of non-vested stock options at December 31, 2011 was $358.

The fair value of non-vested restricted stock awards for the purposes of recognizing stock-based compensation expense is the market price of the stock award on the measurement date, which, for the Company, is the date of the award.

Stock-based compensation expense totaled $431 in 2011 and $653 in 2010.  Stock-based compensation is recognized ratably over the requisite service period for all awards.  The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation was approximately $165 in 2011 and $250 in 2010.  Unrecognized stock-based compensation expense related to stock options totaled $292 at December 31, 2011.  At December 31, 2011, the weighted-average period over which the unrecognized expense related to stock options was expected to be recognized was 1.6 years.  Unrecognized stock-based compensation expense related to non-vested restricted awards was $490 at December 31, 2011.  At December 31, 2011, the weighted-average period over which unrecognized expense related to restricted stock awards was expected to be recognized was 1.6 years.